Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Other Non-Current Assets [Abstract]
Contract Acquisition Costs	¥ 30,529	$ 4,182
Value added tax recoverable	26,034	3,568	7,052
Deposit	2,439	334	3,000
Prepayment for property, plant and equipment	301	41	165
Total	¥ 59,303	$ 8,125	¥ 10,217